SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries and benefits			$ 565,206	$ 385,072	$ 636,497	$ 510,615	$ 563,165
Subcontractors expense (recovery)					366	(16,318)	570
Software and other			28,265	32,306	39,944	9,804	26,653
Depreciation			891	1,095	1,498	2,399	3,933
Cost of revenue	$ 193,396	$ 129,973	731,052	418,473	678,305	506,500	594,321
Subcontractors			136,690
Cost of revenue	$ 193,396	$ 129,973	$ 731,052	$ 418,473	$ 678,305	$ 506,500	$ 594,321